Tracie A. Coop State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 0717 TCoop@statestreet.com

February 23, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)
Securities Act File No. 33-97598
Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated February 9, 2017 to the prospectus for iShares MSCI Colombia Capped ETF.

The purpose of this filing is to submit the 497 dated February 9, 2017 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Tracie A. Coop
Tracie A. Coop

cc:	Benjamin Haskin, Esq.